Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 1,897,748	$ 1,626,032
Depreciation	1,147,146	155,073
Balance at end of period	12,159,504	1,897,748	$ 1,626,032
Impairment loss recognized			23,748	$ 0
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	2,206,400	1,799,940	1,408,618
Additions	310,946	576,472	439,137
Write-offs			(23,748)
Foreign exchange movements	94,814	(170,012)	(24,067)
Balance at end of period	13,284,387	2,206,400	1,799,940	1,408,618
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(308,652)	(173,908)	(94,405)
Foreign exchange movements	45,797	(20,329)	(5,084)
Depreciation	1,037,187	155,073	84,587
Balance at end of period	(1,124,883)	(308,652)	(173,908)	(94,405)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	415,157	462,650
Balance at end of period	11,081,972	415,157	462,650
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	590,011	586,360	449,044
Additions	108,933	53,808	172,369
Write-offs			(23,748)
Foreign exchange movements	282,219	(50,157)	(11,305)
Balance at end of period	12,135,221	590,011	586,360	449,044
Plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(174,854)	(123,710)	(67,113)
Foreign exchange movements	68,415	(12,641)	(3,615)
Depreciation	972,872	63,785	60,212
Balance at end of period	(1,053,249)	(174,854)	(123,710)	(67,113)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	981,071	257,113
Balance at end of period		981,071	257,113
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,089,694	293,437	304,770
Additions	66,110	493,136
Foreign exchange movements	(67,232)	(57,574)	(11,333)
Reclassifications		360,695
Balance at end of period		1,089,694	293,437	304,770
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(108,623)	(36,324)	(22,489)
Foreign exchange movements	(9,000)	(6,053)	(1,115)
Depreciation		78,352	14,950
Balance at end of period		(108,623)	(36,324)	(22,489)
Motor Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	24,118	23,124
Balance at end of period	61,736	24,118	23,124
Motor Vehicles | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	47,623	36,998	38,427
Additions	10,489	14,214
Foreign exchange movements	(603)	(3,589)	(1,429)
Balance at end of period	92,255	47,623	36,998	38,427
Motor Vehicles | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(23,505)	(13,874)	(4,803)
Foreign exchange movements	911	(1,577)	(354)
Depreciation	27,883	11,208	9,425
Balance at end of period	(30,519)	(23,505)	(13,874)	(4,803)
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	8,918
Balance at end of period	16,095	8,918
Computers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	10,124
Additions	13,348	10,427
Foreign exchange movements	1,115	(303)
Balance at end of period	42,439	10,124
Computers | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,206)
Foreign exchange movements	(15,759)	(39)
Depreciation	22,942	1,245
Balance at end of period	(26,344)	(1,206)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	4,231
Balance at end of period	114,464	4,231
Furniture and fixtures | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	4,695
Additions	3,435	4,887
Foreign exchange movements	2,181	(192)
Balance at end of period	129,235	4,695
Furniture and fixtures | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(464)
Foreign exchange movements	1,230	(19)
Depreciation	13,490	483
Balance at end of period	(14,771)	(464)
Capital work-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	464,253	883,145
Balance at end of period		464,253	883,145
Capital work-in-progress | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	464,253	883,145	616,377
Additions	108,631		266,768
Foreign exchange movements	$ (135,767)	(58,197)
Reclassifications		(360,695)
Balance at end of period		$ 464,253	$ 883,145	$ 616,377